SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Guarantee

On January 8, 2014, the Company's subsidiary, Henan Green, entered into a cross-corporate guarantee agreement with Henan Liantong Aluminum Co. Limited, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $16.5 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee period is effective when the borrower entered into the borrowing agreement.